Bingham McCutchen LLP
                              One Federal Street
                         Boston, Massachusetts 02110

                                                                November 6, 2008



VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

      Re:  Pioneer Variable Contracts Trust (File Nos. 33-84546 and 811-08786)
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Ladies and Gentlemen:

        On behalf of Pioneer Variable Contracts Trust, a Delaware statutory trust (the "Registrant"), we are hereby filing Post-Effective Amendment No. 44 to the Registrant's Registration Statement on Form N-1A (the "Amendment") under the Securities Act of 1933, as amended (the "1933 Act"), relating to Pioneer Global Opportunities VCT Portfolio (the "Fund"), a series of the Registrant.

        The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act for the purpose of establishing Class II shares for the Fund and to reflect the changes to the Fund's fundamental policies that were recently approved by the Fund's shareholders. The Amendment also contains certain other updates to the Registrant's Registration Statement. The Amendment is to be effective on the 60th day after the filing hereof.

         Please call the undersigned at (617) 951-8760 or Jeremy Kantrowitz at
(617) 951-8458 with any comments or questions relating to the Amendment.

                                   Sincerely,





                                  /s/ Toby R. Serkin
                                  Toby R. Serkin